Earnings Per Share - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Earnings per share [abstract]
Profit attributable to equity shareholders of the Company	¥ 2,640	¥ 2,895	[1]	¥ 5,961	[1],[2]
Weighted average number of shares in issue	12,267,172,286	10,718,916,979		9,923,585,348
Number of dilutive potential ordinary shares	0	0		0

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).
[2]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).